FINANCIAL INSTRUMENTS - Fair value of call options (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 09, 2020
Disclosure of fair value measurement of equity [line items]
Number of working days over which stock market prices are observed	90 days
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	$ 82,052
Value of option at exercise date/divested balance	85,424	$ 82,052
Ending balance, assets	85,424	82,052
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, liabilities	(41,815)
Value of option at exercise date/divested balance	39,099	41,815
Ending balance, liabilities	(39,099)	(41,815)
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Value of option at exercise date/divested balance				$ 305
Reconciliation of changes in fair value measurement, assets (liabilities) [Abstract]
Beginning balance, assets (liabilities)	59	(303)	$ (174)
Change in fair value	37	57	(129)
Value of option at exercise date/divested balance	96	59	(303)
Ending balance, assets (liabilities)	96	59	(303)
Call option on 1,000 mandatory convertible bonds | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	59	10	127
Change in fair value	37	49	(117)
Value of option at exercise date/divested balance	96	59	10	0
Ending balance, assets	96	59	10
Special payment in pellet purchase agreement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, liabilities	0	(187)	(176)
Change in fair value	0	17	(11)
Value of option at exercise date/divested balance	0	0	187	170
Ending balance, liabilities	0	0	(187)
Put option with ISP | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, liabilities	0	(126)	(125)
Change in fair value	0	(9)	(1)
Value of option at exercise date/divested balance	0	0	126	$ 135
Ending balance, liabilities	0	$ 0	$ (126)
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of fair value measurement of equity [line items]
Notional amount	$ 1,000